Provision for (reversal of) doubtful accounts and notes	12 Months Ended
Dec. 31, 2016
Provision for (reversal of) doubtful accounts and notes
Provision for (reversal of) doubtful accounts and notes

22.Provision for (reversal of) doubtful accounts and notes

Provision for (reversal of) doubtful accounts and notes consists of the following for the years ended December 31:

	2016	2015	2014
Accounts receivable (Note 4)	(14,122)	36,403	(2,979)
Note receivables	—	—	288
Prepaid expenses and other current assets (Note 7)	28,262	7,000	648
Other receivable, related parties (Note 29)	2,298	1,925	—
Cost in excess of billings	13,337	—	—
Other receivable, noncurrent	690	—	—

Total provision for (reversal of) doubtful accounts and notes	30,465	45,328	(2,043)